SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 1.3%
Anheuser-Busch InBev S.A.	59,635	$3,456
Brazil — 1.0%
Banco do Brasil SA	189,500	903
Cia de Saneamento de Minas Gerais Copasa MG	27,500	102
Cury Construtora e Incorporadora S.A.	52,400	193
Neoenergia S.A.	33,700	112
Petroleo Brasileiro SA, Class A ADR	54,981	750
Suzano S.A. [1]	31,200	318
Vibra Energia S.A. [1]	84,300	316
		2,694
Canada — 1.2%
Canadian Pacific Kansas City Ltd.	41,697	3,284

China — 7.5%
Agricultural Bank of China Ltd., Class H	626,000	268
Alibaba Group Holding Ltd. ADR	12,681	913
Autohome Inc. ADR	6,918	190
Brilliance China Automotive Holdings Ltd.	294,000	309
China Construction Bank Corp., Class H	2,853,741	2,108
China Everbright Environment Group Ltd.	323,000	162
China Galaxy Securities Co. Ltd., Class H	677,500	355
China Lumena New Materials Corp. [1,2]	4,900	—
China Pacific Insurance Group Co. Ltd., Class H [1]	63,400	155
China Railway Group Ltd., Class H	751,000	414
China Resources Pharmaceutical Group Ltd.	239,000	177
China State Construction International Holdings Ltd.	230,000	314
China Taiping Insurance Holdings Co. Ltd.	237,600	243
CITIC Ltd.	374,000	340
COSCO SHIPPING Holdings Co. Ltd., Class H	572,450	1,001
FinVolution Group ADR	37,479	179
Gree Electric Appliances Inc. of Zhuhai, Class A	52,300	282
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	114,900	223
Hello Group Inc. ADR	19,406	119
iQIYI Inc. ADR [1]	91,790	337
JD.com Inc. ADR	11,012	284
Jiangxi Copper Co. Ltd., Class H	182,000	363
JinkoSolar Holding Co. Ltd. ADR	15,110	313
Kuaishou Technology, Class B [1]	56,700	335
Meituan, Class B [1]	39,700	565
Midea Group Co. Ltd., Class A	21,600	192
Orient Overseas International Ltd.	13,000	211

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
PDD Holdings Inc. ADR [1]	11,401	$1,516
People's Insurance Company Group of China Ltd.,
Class H	404,000	138
PetroChina Co. Ltd., Class H	840,000	850
Qifu Technology Inc. ADR	28,309	558
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	68,739	103
Sinopharm Group Co. Ltd., Class H	98,800	263
Sinotruk Hong Kong Ltd.	47,500	124
Tencent Holdings Ltd.	92,400	4,406
Tencent Music Entertainment Group ADR	49,077	690
Vipshop Holdings Ltd. ADR	55,296	720
Weibo Corp. ADR	26,892	207
Xinyi Glass Holdings Ltd.	171,000	187
Zhejiang Semir Garment Co. Ltd., Class A	222,300	178
ZTE Corp., Class H [1]	56,600	125
		20,417
France — 12.0%
Air Liquide SA	18,234	3,150
Alstom S.A.	382,906	6,438
ArcelorMittal S.A.	42,307	968
AXA SA	74,411	2,436
BNP Paribas SA	27,970	1,783
Carrefour SA	114,157	1,614
Cie de Saint-Gobain S.A.	43,417	3,377
Danone SA	46,146	2,821
Kering S.A.	15,754	5,711
Sanofi S.A.	31,105	2,996
Sodexo S.A.	1,113	100
Vinci S.A.	4,130	435
Worldline S.A. [1]	67,758	734
		32,563
Germany — 7.0%
Allianz SE	5,234	1,455
Deutsche Telekom AG	178,849	4,497
Infineon Technologies AG	103,807	3,814
LANXESS AG	93,329	2,297
RWE AG	68,651	2,349
SAP SE	22,083	4,482
		18,894
Hong Kong — 0.3%
The Link Real Estate Investment Trust [3]	232,000	902

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — 6.0%
Aurobindo Pharma Ltd.	44,389	$643
Bajaj Auto Ltd.	6,299	718
Bank of Baroda	157,946	521
Bharat Electronics Ltd.	154,818	568
Bharat Petroleum Corp. Ltd.	148,506	541
Canara Bank	429,040	615
Chambal Fertilisers and Chemicals Ltd.	23,082	140
Chennai Petroleum Corp. Ltd.	14,943	176
Coal India Ltd.	88,300	501
Colgate-Palmolive India Ltd.	8,280	282
Dixon Technologies India Ltd.	1,865	268
Dr Reddy's Laboratories Ltd.	2,888	221
GAIL India Ltd.	158,122	416
Hindalco Industries Ltd.	59,105	492
Hindustan Aeronautics Ltd.	10,322	652
Info Edge India Ltd.	4,769	388
InterGlobe Aviation Ltd. [1]	8,203	416
ITD Cementation India Ltd.	33,757	213
JK Tyre & Industries Ltd.	47,163	243
LIC Housing Finance Ltd. [1]	39,555	378
Mahindra & Mahindra Ltd.	3,897	134
Manappuram Finance Ltd.	140,848	351
Natco Pharma Ltd.	21,430	300
NCC Ltd.	119,504	453
Nippon Life India Asset Management Ltd.	28,066	217
NTPC Ltd.	108,870	494
Oil & Natural Gas Corp. Ltd.	305,374	1,004
Power Grid Corp of India Ltd.	85,400	339
REC Ltd.	209,291	1,319
Shriram Finance Ltd.	22,577	788
Sun TV Network Ltd.	18,153	164
Tata Motors Ltd.	65,912	782
Trent Ltd.	5,598	368
Varun Beverages Ltd.	35,797	700
Voltamp Transformers Ltd.	1,039	137
Zomato Ltd. [1]	176,193	424
		16,366
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	760,400	129
Astra International Tbk PT	987,200	269
Indo Tambangraya Megah Tbk PT	51,100	75
Perusahaan Gas Negara Tbk PT	2,338,900	220
		693

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Ireland — 0.6%
Ryanair Holdings PLC ADR	13,069	$1,522

Israel — 0.1%
Check Point Software Technologies Ltd. [1]	924	152

Italy — 3.4%
Enel SpA	727,355	5,059
UniCredit SpA	114,720	4,251
		9,310
Japan — 7.7%
FANUC Corp.	166,200	4,555
Fujitsu Ltd.	184,100	2,880
Murata Manufacturing Co. Ltd.	154,500	3,190
Renesas Electronics Corp.	258,600	4,837
Seven & i Holdings Co. Ltd.	234,800	2,860
Takeda Pharmaceutical Co. Ltd.	95,100	2,466
		20,788
Malaysia — 0.2%
Genting BHD	197,400	197
Sime Darby BHD	292,000	162
YTL Corp. BHD	182,300	134
		493
Mexico — 0.0%
Grupo Aeroportuario del Sureste SAB de CV,
Class B	4,185	126

Netherlands — 4.5%
Akzo Nobel NV	75,485	4,590
Heineken NV	10,579	1,023
ING Groep NV	161,997	2,769
Koninklijke Philips NV [1]	149,317	3,773
		12,155
Peru — 0.0%
Credicorp Ltd.	918	148

Poland — 0.3%
Jastrzebska Spolka Weglowa S.A. [1]	10,503	77
ORLEN SA	18,862	317
Powszechny Zaklad Ubezpieczen SA	23,632	303
		697
Qatar — 0.1%
Ooredoo QPSC	74,743	210

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Russia — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	$—

Saudi Arabia — 0.3%
Arab National Bank	30,181	164
Etihad Etisalat Co. [1]	22,886	326
Saudi Aramco Base Oil Co.	5,089	178
Saudi Awwal Bank	12,126	125
United Electronics Co.	6,128	154
		947
Singapore — 0.8%
United Overseas Bank Ltd.	97,400	2,250

South Africa — 0.0%
Sasol Ltd.	18,470	140

South Korea — 4.7%
BH Co. Ltd.	17,358	305
BNK Financial Group Inc.	21,309	131
DB Insurance Co. Ltd.	3,994	332
DL E&C Co. Ltd.	3,558	84
Doosan Bobcat Inc.	3,420	127
GS Holdings Corp.	8,070	275
Hana Financial Group Inc.	19,883	877
Hankook Tire & Technology Co. Ltd.	3,877	127
Hanwha Corp.	9,412	184
HD Hyundai Electric Co. Ltd.	1,148	259
Hyundai Marine & Fire Insurance Co. Ltd.	5,806	146
Hyundai Motor Co.	1,837	394
Industrial Bank of Korea	21,005	214
Kia Corp.	17,299	1,625
KIWOOM Securities Co. Ltd.	1,554	142
Korea Gas Corp. [1]	6,675	253
Korean Air Lines Co. Ltd.	12,171	206
KT Corp.	5,936	161
KT&G Corp.	1,835	118
LG Innotek Co. Ltd.	2,146	424
LX INTERNATIONAL CORP.	8,864	196
OCI Holdings Co. Ltd.	2,733	176
Poongsan Corp.	3,894	179
Samsung Electronics Co. Ltd.	63,474	3,758
Samsung Securities Co. Ltd.	5,841	169
Shinhan Financial Group Co. Ltd.	14,195	496
SK Hynix Inc.	5,262	904
SOOP Co. Ltd.	2,362	225

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Youngone Corp.	5,585	$141
		12,628
Spain — 2.3%
Aena SME S.A.	12,234	2,463
Amadeus IT Group S.A.	31,762	2,114
Iberdrola S.A.	125,097	1,623
		6,200
Switzerland — 3.7%
Julius Baer Group Ltd.	18,400	1,028
Novartis AG	24,953	2,671
Roche Holding AG	22,708	6,306
		10,005
Taiwan — 6.0%
Asia Vital Components Co. Ltd.	30,693	724
Asustek Computer Inc.	27,000	414
Chicony Electronics Co. Ltd.	47,000	248
Compal Electronics Inc.	83,000	89
Evergreen Marine Corp. Taiwan Ltd.	77,400	460
Fortune Electric Co. Ltd.	6,000	175
Hon Hai Precision Industry Co. Ltd.	283,292	1,869
International Games System Co. Ltd.	11,000	459
Lotes Co. Ltd.	5,000	251
MediaTek Inc.	16,000	691
Micro-Star International Co. Ltd.	21,000	115
MPI Corp.	13,000	212
Pegavision Corp. [1]	13,000	192
Pou Chen Corp.	139,000	150
Powertech Technology Inc.	64,000	371
Primax Electronics Ltd.	88,000	256
Quanta Computer Inc.	45,000	433
Radiant Opto-Electronics Corp.	30,000	175
Raydium Semiconductor Corp.	8,000	101
Sercomm Corp.	14,000	51
Sitronix Technology Corp.	28,000	223
Synnex Technology International Corp.	73,000	164
Taiwan Semiconductor Manufacturing Co. Ltd.	199,000	5,926
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,921	1,203
Wisdom Marine Lines Co. Ltd. [1]	115,000	241
Wistron Corp.	87,000	284
Wiwynn Corp.	4,000	326
WT Microelectronics Co. Ltd.	31,000	119
Yang Ming Marine Transport Corp.	162,000	373
		16,295

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Thailand — 0.2%
Bangchak Corp. PCL	113,500	$116
Bumrungrad Hospital	46,600	314
Sansiri PCL	1,673,800	76
		506
Turkey — 0.9%
AG Anadolu Grubu Holding AS	17,709	197
Anadolu Efes Biracilik Ve Malt Sanayii AS	45,145	342
Dogus Otomotiv Servis ve Ticaret AS	33,454	270
KOC Holding AS	104,215	724
Mavi Giyim Sanayi Ve Ticaret AS, Class B	64,549	251
Turk Hava Yollari AO [1]	42,166	399
Turk Traktor ve Ziraat Makineleri AS	7,779	222
		2,405
United Arab Emirates — 0.3%
Emaar Properties PJSC [1]	194,681	435
Emirates NBD Bank PJSC [1]	68,981	310
		745
United Kingdom — 26.3%
AstraZeneca PLC	27,364	4,274
Barclays PLC	2,639,641	6,971
Berkeley Group Holdings PLC	20,664	1,198
BP PLC	1,037,407	6,231
British American Tobacco PLC	100,426	3,085
Compass Group PLC	49,781	1,359
Diageo PLC	143,213	4,507
GSK PLC	199,571	3,859
Kingfisher PLC	493,213	1,551
Legal & General Group PLC	618,479	1,775
NatWest Group PLC	453,448	1,787
Prudential PLC	563,558	5,118
Reckitt Benckiser Group PLC	94,235	5,101
RELX PLC (EUR)	46,017	2,117
RELX PLC (GBP)	15,824	728
Rolls-Royce Holdings PLC [1]	1,734,948	10,018
Segro PLC [3]	129,588	1,471
Shell PLC	183,296	6,595
Standard Chartered PLC	182,865	1,655
WH Smith PLC	136,401	1,952
		71,352
Total Common Stock
(Cost $236,632) — 99.0%		268,343

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
PREFERENCE STOCK
Brazil — 0.3%
Bradespar SA	96,900	$321
Cia Energetica de Minas Gerais	212,730	376
Marcopolo SA [1]	114,960	131
		828
Total Preference Stock
(Cost $1,016) — 0.3%		828

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.23% *	1,464,239	1,464

Total Short-Term Investment		1,464
(Cost $1,464) — 0.5%

Total Investments — 99.8%		270,635
(Cost $239,112)

Other Assets in Excess of Liabilities — 0.2%		643

Net Assets — 100.0%		$271,278

*	The rate reported is the 7-day effective yield as of June 30, 2024.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Belgium	$3,456	$—	$—		$3,456
Brazil	2,694	—	—		2,694
Canada	3,284	—	—		3,284
China	20,417	—	—	^	20,417
France	32,563	—	—		32,563
Germany	18,894	—	—		18,894
Hong Kong	902	—	—		902
India	16,366	—	—		16,366
Indonesia	693	—	—		693
Ireland	1,522	—	—		1,522
Israel	152	—	—		152
Italy	9,310	—	—		9,310
Japan	20,788	—	—		20,788
Malaysia	493	—	—		493
Mexico	126	—	—		126
Netherlands	12,155	—	—		12,155
Peru	148	—	—		148
Poland	697	—	—		697
Qatar	210	—	—		210
Russia	—	—	—	^	—
Saudi Arabia	947	—	—		947
Singapore	2,250	—	—		2,250
South Africa	140	—	—		140
South Korea	12,628	—	—		12,628
Spain	6,200	—	—		6,200
Switzerland	10,005	—	—		10,005
Taiwan	16,295	—	—		16,295
Thailand	—	506	—		506
Turkey	2,405	—	—		2,405
United Arab Emirates	745	—	—		745
United Kingdom	71,352	—	—		71,352
Total Common Stock	267,837	506	—		268,343
Preference Stock
Brazil	828	—	—		828
Total Preference Stock	828	—	—		828
Short-Term Investment	1,464	—	—		1,464
Total Investments in Securities	$270,129	$506	$—		$270,635

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2024 (Unaudited)

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-3000